MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2021
Marketable Securities [Abstract]
MARKETABLE SECURITIES

NOTE 4:-MARKETABLE SECURITIES

Debt securities with contractual maturities of less than one year are as follows:

	December 31,
	2021				2020
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	value

Foreign banks and government debentures	$18,246	$-	$107	$18,353	$31,024	$-	$390	$31,414
Corporate debentures	21,050	(5)	99	21,144	32,964	-	306	33,270

Total marketable securities	$39,296	$(5)	$206	$39,497	$63,988	$-	$696	$64,684

Debt securities with contractual maturities from one to three years are as follows:

	December 31,
	2021				2020
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	value

Foreign banks and government debentures	$34,317	$(304)	$46	$34,059	$28,200	$(28)	$569	$28,741
Corporate debentures	64,699	(649)	115	64,165	37,362	(10)	743	38,095

Total marketable securities	$99,016	$(953)	$161	$98,224	$65,562	$(38)	$1,312	$66,836

The Company does not have any debt securities with contractual maturities of more than three years as of December 31, 2021 and 2020.

Debt securities with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2021 are as follows:

	December 31, 2021
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total investments with continuous unrealized losses
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	losses	value	losses	value	losses

Foreign banks and government debentures	$22,075	$(202)	$10,491	$(104)	$32,566	$(306)
Corporate debentures	49,526	(521)	13,903	(132)	63,429	(653)

Total available-for-sale marketable securities	$71,601	$(723)	$24,394	$(236)	$95,995	$(959)

Debt securities with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2020 were immaterial.

As of December 31, 2021, and 2020, interest receivable amounted to $994 and $1,103, respectively, and is included within marketable securities in the consolidated balance sheets.